UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 102.1%
	COMMON STOCKS - 101.8%
	Aerospace & Defense - 0.6%
2,843	Lockheed Martin Corporation	$ 464,091
2,019	Precision Castparts Corporation	510,322
8,828	United Technologies Corporation	1,031,464
	Total Aerospace & Defense	2,005,877
	Air Freight & Logistics – 0.4%
2,768	FedEx Corporation	366,926
8,274	United Parcel Service, Inc., Class B	805,722
4,069	UTI Worldwide, Inc.	43,091
	Total Air Freight & Logistics	1,215,739
	Airlines – 0.1%
6,915	Ryanair Holdings PLC, (2)	406,671
	Auto Components – 0.3%
1,406	Autoliv Inc.	141,092
2,364	BorgWarner Inc.	145,315
10,993	Gentex Corporation	346,609
4,227	Lear Corporation	353,884
	Total Auto Components	986,900
	Beverages – 0.2%
4,447	Brown-Forman Corporation	398,851
1,705	PepsiCo, Inc.	142,368
	Total Beverages	541,219
	Biotechnology – 10.8%
14,421	Alkermes Inc., (2)	635,822
30,000	Amgen Inc., (3)	3,700,200
11,732	BioMarin Pharmaceutical Inc., (2)	800,240
55,000	Celgene Corporation, (2)	7,678,000
9,456	Cubist Pharmaceuticals Inc., (2)	691,706
3,743	Genomic Health, Inc., (2)	98,591
220,000	Gilead Sciences, Inc., (2), (3)	15,589,200
6,049	Immunogen, Inc., (2)	90,312
9,571	Incyte Pharmaceuticals Inc., (2)	512,240
10,136	ISIS Pharmaceuticals, Inc., (2)	437,977
36,642	Lexicon Genetics, Inc., (2)	63,391
12,904	Myriad Genentics Inc., (2)	441,188
9,000	Regeneron Pharmaceuticals, Inc., (2)	2,702,520
12,177	Seattle Genetics, Inc., (2)	554,784
3,054	Theravance Inc., (2)	94,491
6,117	United Therapeutics Corporation, (2)	575,182
20,000	Vertex Pharmaceuticals Inc., (2)	1,414,400
	Total Biotechnology	36,080,244
	Capital Markets – 0.4%
4,494	Franklin Resources, Inc.	243,485
11,627	SEI Investments Company	390,783
5,883	T. Rowe Price Group Inc.	484,465
5,152	TD Ameritrade Holding Corporation	174,910
	Total Capital Markets	1,293,643
	Chemicals – 0.6%
2,138	Air Products & Chemicals Inc.	254,508
5,970	Ecolab Inc.	644,700
7,810	Methanex Corporation	499,371
1,163	Monsanto Company	132,315
3,448	Praxair, Inc.	451,585
	Total Chemicals	1,982,479
	Commercial Services & Supplies – 0.6%
3,842	Cintas Corporation	229,022
5,162	Copart Inc., (2)	187,845
7,605	KAR Auction Services Inc.	230,812
3,753	Rollins Inc.	113,491
15,000	Tetra Tech, Inc., (2)	443,850
3,738	United Stationers, Inc.	153,520
4,788	Waste Connections Inc.	210,002
9,417	Waste Management, Inc.	396,173
	Total Commercial Services & Supplies	1,964,715
	Communications Equipment – 8.6%
600,000	Cisco Systems, Inc., (3)	13,446,000
21,858	LM Ericsson Telefonaktiebolaget, Sponsored ADR	291,367
5,000	F5 Networks, Inc.	533,150
184,022	QUALCOMM, Inc.	14,511,975
	Total Communications Equipment	28,782,492
	Computers & Peripherals – 14.9%
5,000	3D Systemts Corporation, (2)	295,750
88,000	Apple, Inc., (3)	47,233,120
8,806	EMC Corporation	241,372
24,822	SanDisk Corporation	2,015,298
	Total Computers & Peripherals	49,785,540
	Containers & Packaging – 0.0%
1,377	Silgan Holdings, Inc.	68,189
	Distributors – 0.3%
40,470	LKQ Corporation, (2)	1,066,385
	Diversified Consumer Services – 0.0%
1,285	Strayer Education Inc., (2)	59,663
	Diversified Telecommunication Services – 0.3%
11,623	AT&T Inc.	407,619
12,086	Verizon Communications Inc.	574,931
	Total Diversified Telecommunication Services	982,550
	Electrical Equipment – 0.1%
4,297	Eaton PLC	322,791
	Electronic Equipment & Instruments – 0.3%
995	Amphenol Corporation, Class A	91,192
3,675	Arrow Electronics, Inc., (2)	218,148
5,960	Avnet Inc.	277,319
13,756	National Instruments Corporation	394,660
1,870	Plexus Corporation, (2)	74,931
1,872	Zebra Technologies Corporation, Class A, (2)	129,936
	Total Electronic Equipment & Instruments	1,186,186
	Food & Staples Retailing – 0.2%
2,453	Casey's General Stores, Inc.	165,798
5,132	CVS Caremark Corporation	384,182
1,862	Fresh Market Inc., (2)	62,563
1,050	PriceSmart, Inc.	105,977
	Total Food & Staples Retailing	718,520
	Health Care Equipment & Supplies – 1.0%
11,141	Abbott Laboratories	429,040
4,453	Baxter International, Inc.	327,652
2,926	Becton, Dickinson and Company	342,576
1,655	C. R. Bard, Inc.	244,907
6,787	Covidien PLC	499,930
1,123	Idexx Labs Inc., (2)	136,332
9,210	Medtronic, Inc.	566,783
2,552	Saint Jude Medical Inc.	166,875
3,714	Stryker Corporation	302,580
1,202	Varian Medical Systems, Inc., (2)	100,956
2,561	Zimmer Holdings, Inc.	242,219
	Total Health Care Equipment & Supplies	3,359,850
	Health Care Providers & Services – 2.3%
7,890	AmerisourceBergen Corporation	517,505
7,457	Cardinal Health, Inc.	521,841
75,000	Express Scripts, Holding Company, (2)	5,631,750
5,773	McKesson HBOC Inc.	1,019,339
1,606	Patterson Companies, Inc.	67,067
	Total Health Care Providers & Services	7,757,502
	Health Care Technology – 0.1%
8,481	Allscripts Healthcare Solutions Inc., (2)	152,912
13,136	Quality Systems Inc.	221,736
	Total Health Care Technology	374,648
	Hotels, Restaurants & Leisure – 1.1%
3,330	Cheesecake Factory Inc.	158,608
2,690	Darden Restaurants, Inc.	136,544
1,773	Panera Bread Company, (2)	312,881
13,593	Wynn Resorts Ltd	3,019,685
	Total Hotels, Restaurants & Leisure	3,627,718
	Household Durables – 0.0%
100	NVR Inc., (2)	114,700
	Household Products – 0.1%
3,724	Procter & Gamble Company	300,154
	Industrial Conglomerates – 0.1%
1,793	3M Co.	243,238
3,005	Danaher Corporation	225,375
	Total Industrial Conglomerates	468,613
	Insurance – 0.1%
5,268	CNA Financial Corporation	225,049
	Internet & Catalog Retail – 7.3%
50,000	Amazon.com, Inc., (2)	16,826,000
1,604	Hosting Site Network, Inc.	95,807
6,208	priceline.com Incorporated, (2)	7,399,253
	Total Internet & Catalog Retail	24,321,060
	Internet Software & Services – 13.9%
31,000	Baidu Inc., (2)	4,723,780
8,335	Conversant Inc., (2)	234,630
147,828	eBay Inc., (2), (3)	8,166,019
28,000	Google Inc., Class A, (2)	31,206,278
11,128	IAC/InterActiveCorp.	794,428
4,807	J2 Global Inc.	240,590
1,436	Mercadolibre, Inc.	136,578
7,516	Netease.com, Inc.	505,827
4,376	NIC, Incorporated	84,501
6,733	Sina Corporation, (2)	406,741
5,270	WebMD Health Corporation, Class A, (2)	218,178
	Total Internet Software & Services	46,717,550
	IT Services – 2.0%
4,453	Acxiom Corporation, (2)	153,161
27,590	Amdocs Limited	1,281,831
10,704	Computer Sciences Corporation	651,017
5,989	CSG Systems International Inc.	155,954
19,208	Genpact Limited, (2)	334,603
19,648	Henry Jack and Associates Inc.	1,095,572
9,000	International Business Machines Corporation (IBM)	1,732,410
5,008	Leidos Holdings Inc.	177,133
8,650	ManTech International Corporation, Class A	254,397
3,931	NeuStar, Inc., (2)	127,797
6,846	Sapient Corporation, (2)	116,793
2,862	Science Applications International Corporation	107,010
2,118	Teradata Corporation, (2)	104,184
8,580	Total System Services Inc.	260,918
29,579	Xerox Corporation	334,243
	Total IT Services	6,887,023
	Life Sciences Tools & Services – 0.9%
4,788	Charles River Laboratories International, Inc., (2)	288,908
14,460	ICON plc, (2)	687,573
5,980	Luminex Corporation, (2)	108,298
20,567	Techne Corporation	1,755,805
1,133	Thermo Fisher Scientific, Inc.	136,232
	Total Life Sciences Tools & Services	2,976,816
	Machinery – 0.4%
2,571	AGCO Corporation	141,816
18,967	CNH Industrial NV, (2)	218,121
1,251	Deere & Company	113,591
7,181	Makita Corporation, (7)	395,361
3,641	Nordson Corporation	256,654
2,114	WABCO Holdings Inc., (2)	223,154
	Total Machinery	1,348,697
	Media – 6.3%
230,000	Comcast Corporation, Class A, (3)	11,504,598
14,000	Discovery Communications inc., Class A Shares, (2)	1,157,800
2,045	Lamar Advertising Company, (2)	104,275
51,332	News Corporation, Class A Shares, (2)	883,937
2,345	Scripps Networks Interactive, Class A Shares	178,009
205,331	Twenty First Century Fox Inc., Class A Shares	6,564,432
6,836	WPP Group PLC	704,655
	Total Media	21,097,706
	Multiline Retail – 0.5%
7,979	Dollar General Corporation, (2)	442,675
7,000	Family Dollar Stores, Inc.	406,070
10,757	Macy's, Inc.	637,783
2,818	Nordstrom, Inc.	175,984
	Total Multiline Retail	1,662,512
	Pharmaceuticals – 1.3%
11,141	AbbVie Inc.	572,647
1,753	Actavis Inc., (2)	360,855
4,275	Allergan, Inc.	530,528
3,606	Bristol-Myers Squibb Company	187,332
8,946	Endo International PLC, (2)	614,143
12,362	Forest Laboratories, Inc., (2)	1,140,642
6,009	Shire plc, ADR	892,517
	Total Pharmaceuticals	4,298,664
	Professional Services – 0.5%
6,314	Equifax Inc.	429,541
2,798	IHS Inc., (2)	339,957
1,389	Towers Watson & Company, Class A Shares	158,415
15,000	Verisk Analytics Inc, Class A Shares, (2)	899,400
	Total Professional Services	1,827,313
	Road & Rail – 0.5%
3,987	CSX Corporation	115,503
19,779	Heartland Express, Inc.	448,786
4,374	J.B. Hunt Transports Serives Inc.	314,578
9,051	Landstar System	536,000
8,819	Werner Enterprises, Inc.	224,973
	Total Road & Rail	1,639,840
	Semiconductors & Equipment – 9.8%
9,078	Aixtron AG, Aachen SH, (2)	147,971
28,000	Analog Devices, Inc., (3)	1,487,920
20,000	ARM Holdings PLC	1,019,400
2,443	ASM International NV	98,038
12,580	ASML Holding NV	1,174,469
2,227	Cabot Microelectronics Corporation, (2)	97,988
20,000	Cree, Inc., (2)	1,131,200
5,040	Hittite Microwave Corporation	317,722
550,000	Intel Corporation, (3)	14,195,498
5,743	International Rectifier Corporation, (2)	157,358
11,540	Intersil Holding Corporation, Class A	149,097
4,477	Lam Research Corporation, (2)	246,235
17,996	LSI Logic Corporation	199,216
2,198	Mellanox Technologies, Limited, (2)	86,008
121,609	Micron Technology, Inc., (2)	2,877,269
8,107	Microsemi Corporation, (2)	202,918
72,634	NVIDIA Corporation	1,300,875
7,270	NXP Semiconductors NV, (2)	427,549
27,886	ON Semiconductor Corporation, (2)	262,128
5,933	Power Integrations Inc.	390,273
11,023	Rambus Inc., (2)	118,497
5,950	Semtech Corporation, (2)	150,773
10,146	Silicon Laboratories Inc., (2)	530,129
44,749	Siliconware Precision Industries Company Limited	297,581
8,537	Skyworks Solutions Inc., (2)	320,308
50,000	Taiwan Semiconductor Manufacturing Company Limited	1,001,000
7,657	Tessera Technologies Inc.	180,935
90,000	Texas Instruments Incorporated, (3)	4,243,500
	Total Semiconductors & Equipment	32,811,855
	Software – 12.0%
1,606	ACI Worldwide, Inc., (2)	95,059
5,000	Advent Software Inc.	146,800
7,378	Ansys Inc., (2)	568,254
2,847	Blackbaud, Inc.	89,111
18,065	Cadence Design Systems, Inc., (2)	280,730
16,834	Compuware Corporation	176,757
3,694	Concur Technologies, Inc., (2)	365,965
4,334	Informatica Corporation, (2)	163,739
15,000	Micros Systems, Inc., (2)	793,950
740,000	Microsoft Corporation	30,332,598
1,584	Microstrategy Inc., (2)	182,778
1,330	NetSuite Inc., (2)	126,124
11,112	Open Text Corporation	530,154
100,000	Oracle Corporation, (3)	4,091,000
12,402	Parametric Technology Corporation, (2)	439,403
6,511	Progress Software Corporation, (2)	141,940
5,477	Red Hat, Inc., (2)	290,171
2,052	Salesforce.com, Inc., (2)	117,149
3,202	Solera Holdings Inc.	202,815
2,640	SS&C Technologies Holdings Inc., (2)	105,653
25,778	Synopsys Inc., (2)	990,133
5,497	Tibco Software Inc., (2)	111,699
	Total Software	40,341,982
	Specialty Retail – 2.0%
4,472	Advance Auto Parts, Inc.	565,708
18,980	Ascena Retail Group Inc., (2)	327,974
1,202	AutoZone, Inc., (2)	645,594
4,581	CarMax, Inc., (2)	214,391
3,340	Dick's Sporting Goods Inc.	182,397
8,570	Gap, Inc.	343,314
10,855	PetSmart Inc.	747,801
9,254	Rent-A-Center Inc.	246,156
5,369	Sally Beauty Holdings Inc., (2)	147,111
5,585	Signet Jewelers Limited	591,228
5,134	Tiffany & Co.	442,294
14,382	TJX Companies, Inc.	872,268
16,094	Tractor Supply Company	1,136,719
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	245,162
2,384	Williams-Sonoma Inc.	158,870
	Total Specialty Retail	6,866,987
	Textiles, Apparel & Luxury Goods – 0.1%
2,496	PVH Corporation	311,426
	Trading Companies & Distributors – 0.1%
4,640	MSC Industrial Direct Inc., Class A	401,453
	Wireless Telecommunication Services – 0.7%
15,355	Partner Communications Company Limited, (2)	137,427
12,000	SBA Communications Corporation, (2)	1,091,520
19,244	Telephone and Data Systems Inc.	504,385
13,012	United States Cellular Corporation	533,622
	Total Wireless Telecommunication Services	2,266,954
	Total Common Stocks (cost $172,107,469)	341,455,875

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 0.3%
10,000	PowerShares QQQ Trust, Series 1	$ 876,800
	Total Exchange-Traded Funds (cost $890,514)	876,800
	Total Long-Term Investments (cost $172,997,983)	342,332,675

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
$ 199	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $198,718, collateralized by $210,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $206,982	0.000%	4/01/14	$ 198,718
	Total Short-Term Investments (cost $198,718)			198,718
	Total Investments (cost $173,196,701) – 102.2%			342,531,393
	Other Assets Less Liabilities – (2.2)% (5)			(7,489,548)
	Net Assets – 100%			$335,041,845

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

			Notional	Expiration	Strike
Contracts	Type		Amount (6)	Date	Price	Value (5)
(200)	Microsoft Corporation Call Option		$ (800,000)	4/19/14	40	$ (27,200)
(100)	NASDAQ 100® Index		(37,000,000)	4/19/14	3,700	(112,500)
(50)	NASDAQ 100® Index		(18,750,000)	4/19/14	3,750	(23,500)
(50)	NASDAQ 100® Index		(18,250,000)	5/17/14	3,650	(241,500)
(100)	NASDAQ 100® Index		(37,000,000)	5/17/14	3,700	(303,000)
(50)	S&P 500® Index		(9,300,000)	4/19/14	1,860	(123,250)
(100)	S&P 500® Index		(18,800,000)	4/19/14	1,880	(127,500)
(100)	S&P 500® Index		(18,750,000)	5/17/14	1,875	(271,500)
(50)	S&P 500® Index		(9,425,000)	5/17/14	1,885	(109,000)
(800)	Total Call Options (premiums received $1,711,868)		$(168,075,000)			$ (1,338,950)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Common Stocks	$341,060,514	$395,361	$ –		$341,455,875
	Exchange-Traded Funds	876,800	–	–		876,800
	Short-Term Investments:
	Repurchase Agreements	–	198,718	–		$ 198,718
	Derivatives:
	Options Written	(1,338,950)	–	–		$ (1,338,950)
	Total	$340,598,364	$594,079	$ –		$341,192,443

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $173,456,054.
	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

	Gross unrealized:
	Appreciation					$ 171,729,091
	Depreciation					(2,653,752)

	Net unrealized appreciation (depreciation) of investments					$ 169,075,339

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(7)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014